COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense	$ 55,000	$ 26,000
Lease Expiration Date	Oct. 14, 2015